MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Marketable Securities [Abstract]
Disclosure of the movement in marketable securities

	December 31, 2020	December 31, 2019
Balance, beginning of year	$66,453	$29,542
Additions	35,132	6,112
Disposals	(97,098)	(3,534)
Fair value adjustments	22,261	34,333
Balance, end of year	$26,748	$66,453